Equity Investment (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 07, 2016	Oct. 31, 2020	Apr. 18, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Investment (Details) [Line Items]
Description of share purchase agreement			During 2016, the Company entered into a share purchase agreement to acquire 32% of the share capital of Rail Vision at an average price per share of $60 and three types of warrants to purchase ordinary shares of Rail Vision: Warrant 1, Warrant 2 and Warrant 3 exercisable within 18 months, 30 months and 24 months following their issuance, at an exercise price of $189, $270 and $216, respectively.
Equity method investment, percentage				19.34%	24.12%	35.91%
Investments (in Dollars)				$ 4,011
Rail Vision Ltd [Member]
Equity Investment (Details) [Line Items]
Purchased ordinary shares	23,692
Price per share (in Dollars per share)	$ 60,000	$ 195,000
Investments (in Dollars)	$ 1,422
Equity method investment, percentage		19.81%		36.79%	21.34%	35.91%
Percentage of diluted basis				15.83%		33.81%
Investments (in Dollars)		$ 10,000			$ 10,000
Revaluation of investments (in Dollars)		$ 50,000			$ 47,000
Percentage of issued and outstanding				19.34%
Rail Vision Ltd [Member] | Ordinary Shares [Member]
Equity Investment (Details) [Line Items]
Price per share (in Dollars per share)					$ 244
Shares issued					40,984
Knorr-Bremse [Member]
Equity Investment (Details) [Line Items]
Equity method investment, percentage					35.91%	24.12%
Gain of equity (in Dollars)					$ 1,941
Warrants 1 [Member] | Rail Vision Ltd [Member]
Equity Investment (Details) [Line Items]
Purchased ordinary shares	23,692					26,396
Warrants 2 [Member] | Rail Vision Ltd [Member]
Equity Investment (Details) [Line Items]
Purchased ordinary shares	23,692
Warrants 3 [Member] | Rail Vision Ltd [Member]
Equity Investment (Details) [Line Items]
Purchased ordinary shares	2,704					2,704
Warrant [Member] | Rail Vision Ltd [Member]
Equity Investment (Details) [Line Items]
Warrants issued					14,903
Warrant [Member] | Knorr-Bremse [Member]
Equity Investment (Details) [Line Items]
Exercised warrants to purchase ordinary shares					3,007
Ordinary Shares [Member]
Equity Investment (Details) [Line Items]
Equity method investment, percentage					21.19%
Ordinary Shares [Member] | Rail Vision Ltd [Member]
Equity Investment (Details) [Line Items]
Warrants issued					14,903
Preferred A shares [Member] | Rail Vision Ltd [Member]
Equity Investment (Details) [Line Items]
Shares issued		51,282